Statements of financial position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash	$ 375	$ 892
Prepaid assets		66
Platinum bullion (note 6)	61,245	51,714
Palladium bullion (note 6)	76,727	79,811
Total assets	138,347	132,483
Liabilities
Due to broker		371
Accounts payable	59	267
Total liabilities	59	638
Equity
Unitholders’ capital	127,836	111,856
Unit premiums and reserves	2	2
Retained earnings	26,561	35,695
Underwriting commissions and issue expenses	(16,111)	(15,708)
Total equity (note 7)	138,288	131,845
Total liabilities and equity	$ 138,347	$ 132,483
Total equity per Unit	$ 14.37	$ 14.46